Goodwill and Other Intangible Assets - Changes in Net Carrying Amount of Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period		$ 585,388,710	$ 701,289,912
Acquisitions			16,372,476
Amortization		(77,095,779)	(43,380,923)
Impairments		(17,903,208)	(72,520,279)
Expensed			(16,372,476)
Balance at the end of the period	$ 585,388,710	490,389,723	585,388,710
IPR&D
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period		91,300,000	412,025,436
Acquisitions			16,372,476
Impairments	(56,625,436)	(7,600,000)	(56,625,436)
Reclassifications			(264,100,000)
Expensed			(16,372,476)
Balance at the end of the period	91,300,000	83,700,000	91,300,000
Distribution Rights
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period		88,543,095	95,741,106
Amortization		(7,339,092)	(7,198,011)
Balance at the end of the period	88,543,095	81,204,003	88,543,095
Product Rights
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period		276,628,055	44,091,974
Amortization		(59,154,660)	(24,435,743)
Impairments	(7,128,176)		(7,128,176)
Reclassifications			264,100,000
Balance at the end of the period	276,628,055	217,473,395	$ 276,628,055
Estimated useful life			7 years
Tradenames
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period		11,861,632	$ 12,759,363
Amortization		(705,916)	(897,731)
Balance at the end of the period	11,861,632	11,155,716	11,861,632
Developed Technology
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period		117,055,928	136,672,033
Amortization		(9,896,111)	(10,849,438)
Impairments	(8,766,667)	(10,303,208)	(8,766,667)
Balance at the end of the period	$ 117,055,928	$ 96,856,609	$ 117,055,928